Note 3 - Basis of Presentation	3 Months Ended
Mar. 31, 2020
Notes to Financial Statements
Basis of Presentation and Significant Accounting Policies [Text Block]
3.
     Basis of Presentation

We have prepared the accompanying interim condensed consolidated financial statements in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information and with the instructions to Form
10
-Q and Regulation S-
X
of the Securities and Exchange Commission (“SEC”). Accordingly, they do not
include all of the information and footnotes required by U.S. GAAP for complete financial statements. These interim condensed consolidated financial statements reflect all adjustments consisting of normal recurring accruals, which, in the opinion of management, are necessary to present fairly our consolidated financial position, consolidated results of operations and consolidated cash flows for the periods and as of the dates presented. Our fiscal year ends on
December 31.
The condensed consolidated balance sheet as of
December 31, 2019
was derived from audited consolidated financial statements but does not
include all disclosures required by U.S. GAAP. These interim condensed consolidated financial statements should be read in conjunction with the annual consolidated financial statements and the notes thereto included in our most recent filed Annual Report on Form
10
-K and our subsequent filings with the SEC. The nature of our business is such that the results of any interim period may
not
be indicative of the results to be expected for the entire year.